Fair Value Measurements (Details) - Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis - Fair Value, Recurring [Member] - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Quoted Prices in Active Markets (Level 1) [Member] | U.S. Treasury Securities [Membder]
Assets:
Investments held in Trust Account	$ 10,426,124	$ 244,314,622	$ 241,187,929
Quoted Prices in Active Markets (Level 1) [Member] | Public Warrants [Member]
Liabilities:
Derivative Liability			6,240,000
Quoted Prices in Active Markets (Level 1) [Member] | Private Warrants [Member]
Liabilities:
Derivative Liability
Significant Other Observable Inputs (Level 2) [Member] | U.S. Treasury Securities [Membder]
Assets:
Investments held in Trust Account
Significant Other Observable Inputs (Level 2) [Member] | Public Warrants [Member]
Liabilities:
Derivative Liability	390,600	49,200
Significant Other Observable Inputs (Level 2) [Member] | Private Warrants [Member]
Liabilities:
Derivative Liability	283,205	$ 35,690
Significant Other Unobservable Inputs (Level 3) [Member] | U.S. Treasury Securities [Membder]
Assets:
Investments held in Trust Account
Significant Other Unobservable Inputs (Level 3) [Member] | Public Warrants [Member]
Liabilities:
Derivative Liability
Significant Other Unobservable Inputs (Level 3) [Member] | Private Warrants [Member]
Liabilities:
Derivative Liability			$ 4,556,190